Average Annual Total Returns	Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 1 year	Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 5 years	Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 10 years or lifetime	Delaware Ivy Government Securities Fund Class A 1 year	Delaware Ivy Government Securities Fund Class A 5 years	Delaware Ivy Government Securities Fund Class A 10 years or lifetime	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Ivy Government Securities Fund Class C 1 year	Delaware Ivy Government Securities Fund Class C 5 years	Delaware Ivy Government Securities Fund Class C 10 years or lifetime	Delaware Ivy Government Securities Fund Class I 1 year	Delaware Ivy Government Securities Fund Class I 5 years	Delaware Ivy Government Securities Fund Class I 10 years or lifetime	Delaware Ivy Government Securities Fund Class R6 1 year	Delaware Ivy Government Securities Fund Class R6 5 years	Delaware Ivy Government Securities Fund Class R6 Lifetime	Delaware Ivy Government Securities Fund Class R6 Inception Date	Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index 1 year	Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index 5 years	Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index Lifetime	Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index Inception Date	Delaware Ivy High Yield Fund Class A 1 year	Delaware Ivy High Yield Fund Class A 5 years	Delaware Ivy High Yield Fund Class A Lifetime	Delaware Ivy High Yield Fund Class A Inception Date	Delaware Ivy High Yield Fund Class A After Taxes on Distributions 1 year	Delaware Ivy High Yield Fund Class A After Taxes on Distributions 5 years	Delaware Ivy High Yield Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy High Yield Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy High Yield Fund Class I 1 year	Delaware Ivy High Yield Fund Class I 5 years	Delaware Ivy High Yield Fund Class I Lifetime	Delaware Ivy High Yield Fund Class I Inception Date	Delaware Ivy High Yield Fund Class R6 1 year	Delaware Ivy High Yield Fund Class R6 5 years	Delaware Ivy High Yield Fund Class R6 Lifetime	Delaware Ivy High Yield Fund Class R6 Inception Date	Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses) + 50% ICE BofA US High Yield Index 1 year	Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses) + 50% ICE BofA US High Yield Index 5 years	Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses) + 50% ICE BofA US High Yield Index Lifetime	Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) (net) (reflects no deduction for fees or expenses) + 50% ICE BofA US High Yield Index Inception Date	Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) (net) 1 year	Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) (net) 5 years	Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) (net) Lifetime	Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) (net) Inception Date	Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index 1 year	Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index 5 years	Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index Lifetime	Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index Inception Date	Delaware Ivy Multi-Asset Income Fund Class A 1 year	Delaware Ivy Multi-Asset Income Fund Class A 5 years	Delaware Ivy Multi-Asset Income Fund Class A Lifetime	Delaware Ivy Multi-Asset Income Fund Class A Inception Date	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy Multi-Asset Income Fund Class C 1 year	Delaware Ivy Multi-Asset Income Fund Class C 5 years	Delaware Ivy Multi-Asset Income Fund Class C Lifetime	Delaware Ivy Multi-Asset Income Fund Class C Inception Date	Delaware Ivy Multi-Asset Income Fund Class I 1 year	Delaware Ivy Multi-Asset Income Fund Class I 5 years	Delaware Ivy Multi-Asset Income Fund Class I Lifetime	Delaware Ivy Multi-Asset Income Fund Class I Inception Date	Delaware Ivy Multi-Asset Income Fund Class R6 1 year	Delaware Ivy Multi-Asset Income Fund Class R6 5 years	Delaware Ivy Multi-Asset Income Fund Class R6 Lifetime	Delaware Ivy Multi-Asset Income Fund Class R6 Inception Date	Delaware Ivy Multi-Asset Income Fund Class Y 1 year	Delaware Ivy Multi-Asset Income Fund Class Y 5 years	Delaware Ivy Multi-Asset Income Fund Class Y Lifetime	Delaware Ivy Multi-Asset Income Fund Class Y Inception Date	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD 1 year	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD 5 years	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD Lifetime	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate Bond Index, Hedged to USD Inception Date	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD 1 year	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD 5 years	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD Lifetime	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD Inception Date	Delaware Ivy Total Return Bond Fund Class A 1 year	Delaware Ivy Total Return Bond Fund Class A 5 years	Delaware Ivy Total Return Bond Fund Class A Lifetime	Delaware Ivy Total Return Bond Fund Class A Inception Date	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy Total Return Bond Fund Class C 1 year	Delaware Ivy Total Return Bond Fund Class C 5 years	Delaware Ivy Total Return Bond Fund Class C Lifetime	Delaware Ivy Total Return Bond Fund Class C Inception Date	Delaware Ivy Total Return Bond Fund Class I 1 year	Delaware Ivy Total Return Bond Fund Class I 5 years	Delaware Ivy Total Return Bond Fund Class I Lifetime	Delaware Ivy Total Return Bond Fund Class I Inception Date	Delaware Ivy Total Return Bond Fund Class R6 1 year	Delaware Ivy Total Return Bond Fund Class R6 5 years	Delaware Ivy Total Return Bond Fund Class R6 Lifetime	Delaware Ivy Total Return Bond Fund Class R6 Inception Date	Delaware Sustainable Equity Income Fund Russell 1000 Value Index 1 year	Delaware Sustainable Equity Income Fund Russell 1000 Value Index 5 years	Delaware Sustainable Equity Income Fund Russell 1000 Value Index Lifetime	Delaware Sustainable Equity Income Fund Russell 1000 Value Index Inception Date	Delaware Sustainable Equity Income Fund Class A 1 year	Delaware Sustainable Equity Income Fund Class A 5 years	Delaware Sustainable Equity Income Fund Class A Lifetime	Delaware Sustainable Equity Income Fund Class A Inception Date	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions 1 year	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions 5 years	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions Lifetime	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions Inception Date	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Sustainable Equity Income Fund Class I 1 year	Delaware Sustainable Equity Income Fund Class I 5 years	Delaware Sustainable Equity Income Fund Class I Lifetime	Delaware Sustainable Equity Income Fund Class I Inception Date	Delaware Sustainable Equity Income Fund Class R6 1 year	Delaware Sustainable Equity Income Fund Class R6 5 years	Delaware Sustainable Equity Income Fund Class R6 Lifetime	Delaware Sustainable Equity Income Fund Class R6 Inception Date	Delaware Sustainable Equity Income Fund Class R 1 year	Delaware Sustainable Equity Income Fund Class R 5 years	Delaware Sustainable Equity Income Fund Class R Lifetime	Delaware Sustainable Equity Income Fund Class R Inception Date
Total	4.45%	0.45%	1.33%	(1.32%)	(1.26%)	(0.10%)	(2.41%)	(1.88%)	(0.73%)	(0.80%)	(1.20%)	(0.34%)	1.62%	(1.23%)	(0.36%)	3.66%	(0.13%)	0.61%	3.70%	(0.03%)	0.05%	Oct. 16, 2017	13.47%	5.19%	4.04%	May 18, 2017	7.74%	3.73%	2.63%	May 18, 2017	4.87%	1.25%	0.25%	May 18, 2017	4.46%	1.79%	0.96%	May 18, 2017	13.05%	5.25%	3.83%	May 18, 2017	12.96%	5.23%	3.81%	May 18, 2017	17.87%	8.57%	7.91%	Oct. 01, 2015	22.20%	11.72%	10.11%	Oct. 01, 2015	13.46%	5.21%	5.51%	Oct. 01, 2015	2.95%	3.95%	3.90%	Oct. 01, 2015	1.50%	2.06%	2.16%	Oct. 01, 2015	1.93%	2.41%	2.43%	Oct. 01, 2015	7.41%	4.38%	3.90%	Oct. 01, 2015	9.50%	5.59%	5.04%	Oct. 01, 2015	9.51%	5.60%	5.09%	Oct. 01, 2015	9.20%	5.20%	4.70%	Oct. 01, 2015	7.15%	1.40%	1.94%	Jan. 04, 2016	6.57%	1.62%	1.85%	Jan. 04, 2016	2.26%	(0.45%)	0.16%	Jan. 04, 2016	1.87%	(1.63%)	(0.98%)	Jan. 04, 2016	1.32%	(0.81%)	(0.34%)	Jan. 04, 2016	5.46%	0.02%	0.20%	Jan. 04, 2016	7.34%	0.99%	1.15%	Jan. 04, 2016	7.44%	1.12%	1.29%	Jan. 04, 2016	11.46%	10.91%	8.29%	Apr. 20, 2017	6.79%	11.37%	10.04%	Apr. 20, 2017	3.77%	6.23%	6.09%	Apr. 20, 2017	6.08%	8.61%	7.70%	Apr. 20, 2017	9.71%	12.21%	10.74%	Apr. 20, 2017	9.86%	12.25%	10.77%	Apr. 20, 2017	8.83%	11.37%	9.92%	Apr. 20, 2017